OTHER NON-CURRENT ASSETS (Schedule of Other Non-Current Assets) (Parenthetical) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Jun. 21, 2011 CNY (¥)
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Deposits - long-term	[1]	¥ 2,719	$ 395	¥ 20,747
Arrangement for Robotic Radio Surgery System [Member]
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Deposits - long-term					¥ 23,608

[1]	On June 21, 2011, the Group provided interest-free financing amounting to RMB23,608 to Changhai Hospital, a third party, for the purchase of a robotic radiosurgery system, impairment losses of RMB11,527 was provided for the remaining balances as of December 31, 2018.